CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $)		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2004		$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Dec. 31, 2004		0
Stock issued during the period		1,250	48,750	0	50,000
Stock issued during the period (in shares)		12,500,000
Net loss for the year		0	0	(97,637)	(97,637)
Balance at Dec. 31, 2005		1,250	48,750	(97,637)	(47,637)
Balance (in shares) at Dec. 31, 2005		12,500,000
Stock issued during the period		500	999,500	0	1,000,000
Stock issued during the period (in shares)		5,000,000
Net loss for the year		0	0	(233,900)	(233,900)
Balance at Dec. 31, 2006		1,750	1,048,250	(331,537)	718,463
Balance (in shares) at Dec. 31, 2006		17,500,000
Shares issued on July 23, 2007 at $0.20 per share		50	99,950	0	100,000
Shares issued on July 23, 2007 at $0.20 per share (in shares)		500,000
Shares issued on July 31, 2007 at $0.20 per share		100	199,900	0	200,000
Shares issued on July 31, 2007 at $0.20 per share (in shares)		1,000,000
Shares issued on November 20, 2007 at $0.25 per share		100	249,900	0	250,000
Shares issued on November 20, 2007 at $0.25 per share (in shares)		1,000,000
Shares issued on December 17, 2007 at $1.00 per share		250	2,374,750	0	2,375,000
Shares issued on December 17, 2007 at $1.00 per share (in shares)		2,500,000
Net loss for the year		0	0	(1,881,910)	(1,881,910)
Balance at Dec. 31, 2007		2,250	3,972,750	(2,213,447)	1,761,553
Balance (in shares) at Dec. 31, 2007		22,500,000
Net loss for the year		0	0	(3,189,473)	(3,189,473)
Balance at Dec. 31, 2008		2,250	3,972,750	(5,402,920)	(1,427,920)
Balance (in shares) at Dec. 31, 2008		22,500,000
Net loss for the year		0	0	(564,947)	(564,947)
Balance at Dec. 31, 2009		2,250	3,972,750	(5,967,867)	(1,992,867)
Balance (in shares) at Dec. 31, 2009		22,500,000
Shares issued on March 8, 2010 at $1.02 per share (notes 3 and 12)		1,306	13,322,954	0	13,324,260
Shares issued on March 8, 2010 at $1.02 per share (notes 3 and 12) (in shares)		13,063,000
Shares issued at $1.80 per share on April 28, 2010 (note 12)		260	4,679,740	0	4,680,000
Shares issued at $1.80 per share on April 28, 2010 (note 12) (in shares)		2,600,000
Shares issued at $0.50 per share on April 29, 2010 (note 12)		400	1,164,512	0	1,164,912
Shares issued at $0.50 per share on April 29, 2010 (note 12) (in shares)		4,000,000
Warrants issued on April 29, 2010 (note 12)		0	730,568	0	730,568
Shares issued at $0.75 per share on October 28, 2010 (note 12)		400	2,260,794	0	2,261,194
Shares issued at $0.75 per share on October 28, 2010 (note 12) (in shares)		4,000,000
Warrants issued on October 28, 2010 (1)	[1]	0	738,806	0	738,806
Shares issued at $0.75 per share on October 29, 2010 (note 12)		33	183,844	0	183,877
Shares issued at $0.75 per share on October 29, 2010 (note 12) (in shares)		333,334
Warrants issued on October 29, 2010 (1)	[1]	0	60,049	0	60,049
Shares issued at $0.75 per share on November 2, 2010 (note 12)		267	1,507,196	0	1,507,463
Shares issued at $0.75 per share on November 2, 2010 (note 12) (in shares)		2,666,667
Warrants issued on November 2, 2010 (1)	[1]	0	492,537	0	492,537
Shares issued at $0.75 per share on November 18, 2010 (note 12)		3	14,695	0	14,698
Shares issued at $0.75 per share on November 18, 2010 (note 12) (in shares)		26,000
Warrants issued on November 18, 2010 (1)	[1]	0	4,802	0	4,802
Shares issued at $0.75 per share on December 22, 2010 (note 12)		366	2,032,186	0	2,032,552
Shares issued at $0.75 per share on December 22, 2010 (note 12) (in shares)		3,662,671
Warrants issued on December 22, 2010 (1)	[1]	0	663,851	0	663,851
Issuance of stock options on August 30, 2010 (note 12)		0	238,334	0	238,334
Net loss for the year		0	0	(3,610,465)	(3,610,465)
Balance at Dec. 31, 2010		5,285	32,067,618	(9,578,332)	22,494,571
Balance (in shares) at Dec. 31, 2010		52,851,672
Shares issued at $0.75 per share on January 18, 2011 (note 12)		20	112,762	0	112,782
Shares issued at $0.75 per share on January 18, 2011 (note 12) (in shares)		200,000
Warrants issued on January 18, 2011 (1)	[1]	0	37,218	0	37,218
Shares issued at $0.75 per share on January 24, 2011 (note 12)		25	140,952	0	140,977
Shares issued at $0.75 per share on January 24, 2011 (note 12) (in shares)		250,000
Warrants issued on January 24, 2011 (1)	[1]	0	46,523	0	46,523
Shares issued at $0.75 per share on January 26, 2011 (note 12)		533	3,006,987	0	3,007,520
Shares issued at $0.75 per share on January 26, 2011 (note 12) (in shares)		5,333,334
Warrants issued on January 26, 2011 (1)	[1]	0	992,481	0	992,481
Shares issued at $0.75 per share on January 27, 2011 (note 12)		20	112,762	0	112,782
Shares issued at $0.75 per share on January 27, 2011 (note 12) (in shares)		200,000
Warrants issued on January 27, 2011 (1)	[1]	0	37,218	0	37,218
Shares issued at $0.75 per share on February 24, 2011 (note 12)		22	125,166	0	125,188
Shares issued at $0.75 per share on February 24, 2011 (note 12) (in shares)		222,000
Warrants issued on February 24, 2011 (1)	[1]	0	41,312	0	41,312
Shares issued at $0.75 per share on March 4, 2011 (note 12)		3	18,795	0	18,798
Shares issued at $0.75 per share on March 4, 2011 (note 12) (in shares)		33,334
Warrants issued on March 4, 2011 (1)	[1]	0	6,203	0	6,203
Shares issued at $0.75 per share on March 7, 2011 (note 12)		11	63,711	0	63,722
Shares issued at $0.75 per share on March 7, 2011 (note 12) (in shares)		113,000
Warrants issued on March 7, 2011 (1)	[1]	0	21,028	0	21,028
Shares issued at $0.75 per share on March 15, 2011 (note 12)		17	93,028	0	93,045
Shares issued at $0.75 per share on March 15, 2011 (note 12) (in shares)		165,000
Warrants issued on March 15, 2011 (1)	[1]	0	30,705	0	30,705
Shares issued at Cdn $1.00 per share on August 09, 2011 (note 12)		3	31,763	0	31,766
Shares issued at Cdn $1.00 per share on August 09, 2011 (note 12) (in shares)		35,000
Shares issued at Cdn $1.00 per share on August 17, 2011 (note 12)		1	4,577	0	4,578
Shares issued at Cdn $1.00 per share on August 17, 2011 (note 12) (in shares)		5,000
Shares issued at Cdn $1.00 per share on September 1, 2011 (note 12)		3	22,919	0	22,922
Shares issued at Cdn $1.00 per share on September 1, 2011 (note 12) (in shares)		25,000
Shares issued at Cdn $1.00 per share on September 12, 2011 (note 12)		25	224,968	0	224,993
Shares issued at Cdn $1.00 per share on September 12, 2011 (note 12) (in shares)		255,000
Shares issued at Cdn $1.00 per share on September 16, 2011 (note 12)		75	661,428	0	661,503
Shares issued at Cdn $1.00 per share on September 16, 2011 (note 12) (in shares)		750,000
Shares issued at Cdn $1.00 per share on September 19, 2011 (note 12)		4	36,162	0	36,166
Shares issued at Cdn $1.00 per share on September 19, 2011 (note 12) (in shares)		41,500
Shares issued at Cdn $1.00 per share on September 20, 2011 (note 12)		1	4,335	0	4,336
Shares issued at Cdn $1.00 per share on September 20, 2011 (note 12) (in shares)		5,000
Shares issued at Cdn $1.00 per share on September 26, 2011 (note 12)		0	837	0	837
Shares issued at Cdn $1.00 per share on September 26, 2011 (note 12) (in shares)		1,000
Shares issued at Cdn $1.00 per share on September 27, 2011 (note 12)		1	4,339	0	4,340
Shares issued at Cdn $1.00 per share on September 27, 2011 (note 12) (in shares)		5,000
Shares issued at Cdn $1.00 per share on October 12, 2011 (note 12)		10	88,785	0	88,795
Shares issued at Cdn $1.00 per share on October 12, 2011 (note 12) (in shares)		100,000
Shares issued at Cdn $1.00 per share on November 2, 2011 (note 12)		216	1,943,297	0	1,943,513
Shares issued at Cdn $1.00 per share on November 2, 2011 (note 12) (in shares)		2,163,000
Financing costs (note 12)		0	(856,078)	0	(856,078)
Warrant modification (1) (note 12)	[1]	0	1,057,787	(1,057,787)	0
Stock based compensation expense (note 12)		0	582,081	0	582,081
Net loss for the year		0	0	(5,603,314)	(5,603,314)
Balance at Dec. 31, 2011		$ 6,275	$ 40,761,669	$ (16,239,433)	$ 24,528,511
Balance (in shares) at Dec. 31, 2011		62,753,840

[1]	Warrant value changed due to life extension by six months by the Company effective as of October 5, 2011. See Note 12d.